INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Components of deferred tax assets
Net operating losses	$ 4,875	$ 5,748
Capitalized costs	416,597	46,364
Deferred taxes before valuation	421,472	52,112
Valuation allowance	(421,472)	(52,112)
Net deferred tax assets, net of allowance	$ 0	$ 0